Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes
Note 18: - Income taxes

Fiverr International Ltd.’s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.	Corporate tax in Israel:

Ordinary taxable income is subject to a corporate tax rate of 23% for the years 2023-2025. Refer to Note 18g for tax benefits in Israel.

b.	Income before income taxes:

The following are the domestic and foreign components of the Company’s income before income taxes for the years ended:

	December 31,
	2025	2024	2023
Domestic income	$25,403	$15,004	$9,034
Foreign loss	(1,987)	(3,116)	(3,980)
Total	$23,416	$11,888	$5,054

c.	Tax benefit (Income taxes) are comprised as follows:

	December 31,
	2025	2024	2023
Current taxes	$(7,743)	$(10,269)	$(1,373)
Deferred taxes	5,310	16,627	-
Total	$(2,433)	$6,358	$(1,373)

	December 31,
	2025	2024	2023
Domestic	$(7,445)	$6,487	$(1,025)
Foreign	5,012	(129)	(348)
Total	$(2,433)	$6,358	$(1,373)

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The principal components of the Company’s deferred tax assets are as follows for the years ended:

	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$5,195	$10,015
Research and development expenses carryforward	2,448	3,200
Accrued and other	2,976	2,545
Share-based compensation	16,564	14,129
Capital loss due to sale of subsidiary	2,672	-
Capped call transaction	-	5,188
Operating lease liabilities	577	758
Acquired Intangible assets	168	392
Total deferred tax asset before valuation allowance	$30,600	$36,227
Valuation allowance	(2,672)	(10,061)
Total deferred tax asset after valuation allowance	$27,928	$26,166
Deferred tax liabilities:
Operating lease ROU assets	(493)	(732)
Acquired Intangible assets	(4,089)	(5,244)
Accrued and other	(484)	(1,495)
Total deferred tax liability	$(5,066)	$(7,471)
Net deferred taxes	$22,862	$18,695

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized in each tax jurisdiction. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, as of December 31, 2025, the Company recorded a tax asset of $7,174 reflecting tax benefit in the US mainly due to share based compensation related items  and utilization of net operating losses in future years.

The following table presents the reconciliation between the Company’s theoretical income tax and effective income tax for the year ended December 31, 2025 after the adoption of ASU 2023-09:

	Year ended December 31, 2025
	Amount	Percentage
Israel statutory tax rate	$(5,386)	23%
Foreign tax effects
US:
Change in valuation allowance	5,162	22.0%
Valuation allowance on capital loss	(2,672)	(11.4%	)
Capital loss due to sale of subsidiary	3,003	12.8%
Non-deductible expenses	(220)	(0.9%	)
State taxes	(134)	(0.6%	)
Other	(141)	(0.6%	)

Other foreign jurisdictions	(462)	(2%	)

Nontaxable or nondeductible items:
Angel’s Law special deduction	2,554	10.9%
Shared based compensation	(2,033)	(8.7%	)
Revaluation of earn-outs	(3,313)	(14.1%	)
Other	(1,944)	(8.3%	)
Effect of technological preferred enterprise status (TPE)	4,936	21.1%
Changes in unrecognized tax benefits	(1,827)	(7.8%	)
Other	44	0.2%

Effective tax rate	$(2,433)	(10.4%	)

The following table presents the reconciliation between the Company’s theoretical income taxes and effective income taxes for the years ended December 31, 2024 and 2023 prior the adoption of ASU 2023-09:

	Year ended December 31,
	2024	2023
Income before income taxes	$11,888	$5,054
Statutory tax rate	23%	23%
Theoretical tax benefit (expense)	(2,734)	(1,162)
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	15,460	15,885
Effect of technological preferred enterprise status (TPE)	1,650	-
Effect of entities with different tax rates	(203)	(51)
Non-deductible expenses	(4,607)	(6,296)
Write-off of NOL due to limitation on utilization	-	(8,305)
Uncertain tax provision	(2,532)	(1,111)
Other	(676)	(333)
Effective income taxes	$6,358	$(1,373)

e.	Cash Income Taxes Paid (net of refunds):

	December 31,
	2025	2024	2023
Israel	$7,560	5,338	31
US	287	361	710
Europe	46	27	(152)
Total	$7,893	$5,726	$589

f.	Net operating loss carryforward:

As of December 31, 2025, the Company had approximately $12,619 Net Operating Losses (“NOL”) attributed to the Israeli entity to be utilized over a period of 3 years. Also, the Company had approximately $15,751 NOL carryforward attributed to the U.S. subsidiaries federal tax. NOLs for U.S. Federal income tax purposes (“Federal NOLs”) generated in the years ended December 31, 2014 through 2017 will begin to expire in 2035 for federal income tax purposes. Federal NOL’s originating before January 1, 2018, are eligible to offset taxable income, if not otherwise limited under Internal Revenue Code (“IRC”) 382 limitations. Federal NOL’s generated after December 31, 2017, have an infinite carryforward period and are subject to 80% deduction limitation based upon pre-NOL deduction taxable income. All of the federal NOL’s of the Company are expected to be subject to certain limitations under 382 following that change in control that occurred upon acquisition of ClearVoice, Working Not Working, Inc. and CreativeLive. Additionally, the Company had approximately $7,383 NOLs carryforward attributed to the U.S. subsidiaries state income tax. NOLs for U.S. State income tax purposes (“State NOLs”) generated in the years ended December 31, 2013 through 2017 will begin to expire in 2034 for state income tax purposes. State NOL’s originating before January 1, 2018, are eligible to offset taxable income. In some states, State NOL’s generated after December 31, 2017, have an infinite carryforward period.

g.	Basis of taxation:

Israel:

In December 2016, the Israeli Knesset passed Amendment 73 to the Investment Law which included a number of changes to the Investment Law regimes through regulations approved on May 1, 2017 and that have come into effect from January 1, 2017.

Applicable benefits under the new regime include:

- Introduction of a benefit regime for "Preferred Technology Enterprises" ("PTE") granting a 12% tax rate in central Israel – on qualified income deriving from Benefited Intellectual Property, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports to large markets.

- A withholding tax rate of 20% for dividends paid from PTE income (with an exemption from such withholding tax applying to dividends paid to an Israeli company). Such rate may be reduced to 4% on dividends paid to a foreign resident company, subject to certain conditions regarding percentage of foreign ownership of the distributing entity.

The Company evaluated the effect of the adoption of the Amendment 73 and it generally meets the conditions for tax benefits as a “Preferred Technological Enterprise.”

United States:

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was enacted into law. The legislation represents fundamental and dramatic modifications to the U.S. tax system. The Act contains several key tax provisions that will impact the Company’s U.S. subsidiaries, including the reduction of the maximum U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018. Other significant changes under the Act include, among others, a one-time repatriation tax on accumulated foreign earnings, a limitation of net operating loss deduction to 80% of taxable income, and indefinite carryover of post-2017 net operating losses. The Act also repeals the corporate alternative minimum tax for tax years beginning after December 31, 2017. Losses generated prior to January 1, 2018 will still be subject to the 20-year carryforward limitation and the alternative minimum tax. Other potential impacts due to the Act include the repeal of the domestic manufacturing deduction, modification of taxation of controlled foreign corporations, a base erosion anti-abuse tax, modification of interest expense limitation rules, modification of limitation on deductibility of excessive executive compensation, and taxation of global intangible low-taxed income.

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted. OBBBA amends U.S. tax law, including provisions related to bonus depreciation, research and development and foreign derived intangible income. The Company is currently evaluating the impact of the OBBBA on its consolidated financial statements.

h.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that the Company currently qualifies as an "industrial company" under the above law and as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

i.	Tax assessments:

As of December 31, 2025, the Company had open tax years for the periods between 2021 and 2024 in Israel and for the periods between 2020 and 2023 for the U.S. subsidiaries. In Israel, the Company is under the Israeli Tax Authorities audit for the years 2021-2022. The Company has NOL in Israel and the U.S. and R&D credit in the U.S. from prior tax periods which may be subject to examination in future periods. NOLs are subject to tax in future periods.

j.	Uncertain tax positions:

A reconciliation of the opening and closing amounts of total unrecognized tax positions is as follows:

	December 31,
	2025	2024
Opening balance	$5,328	$2,711
Increase related to current year tax positions	1,357	2,617
Closing balance	$6,685	$5,328

The Company accrues interest and penalties related to unrecognized tax benefits in its provision for income taxes. As of December 31, 2025 and 2024, the Company accrued $927 and $203, respectively.